Form N-1A Supplement	Sep. 18, 2025
YieldMaxTM Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated February 28, 2025

Effective on October 1, 2025, all references in the Fund’s summary prospectus, prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a monthly or more frequent basis.

Please retain this Supplement for future reference.